Events after reporting period	12 Months Ended
Jun. 30, 2022
Disclosure of non-adjusting events after reporting period [abstract]
Events after the reporting period	Events after the reporting periodAs discussed in Note 14, “Other balance Sheet Accounts,” in July 2022, the Group completed the sale of a controlling interest of our subsidiary, Vertical First Trust (“VFT”), which was established for the construction project associated with the Australian HQ Property. The Group retained a minority equity interest of 13.2% in the form of ordinary shares and has significant influence in VFT. The Group’s interest in VFT will be accounted for using the equity method in the consolidated financial statements. The Group is finalizing the valuation of its retained interest and expects the recoverable amount of the held for sale assets to exceed its carrying value.